Other Long-term Assets	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Other Long-term Assets
5.	Other Long-term Assets:

Other long-term assets at December 31, 2015 consists of a $250,000 deposit with our independent contract research organization. The deposit is fully refundable at the conclusion of our clinical trial which targets basal cell carcinoma in patients with Basal Cell Carcinoma Nevus Syndrome. There were no long-term assets at December 31, 2014.